Subsequent Events - Additional Information (Detail) - USD ($)	1 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended
	Jun. 27, 2015	Mar. 31, 2015	Mar. 31, 2015	Sep. 26, 2015	Dec. 27, 2014	Dec. 29, 2012	Mar. 28, 2015	Dec. 28, 2013
Subsequent Event [Line Items]
Line of credit facility, current borrowing capacity						$ 77,000,000	$ 137,500,000	$ 107,500,000
Dividends, cash				$ 48,000,000	$ 38,500,000	$ 19,300,000
Secured Debt [Member]
Subsequent Event [Line Items]
Long-term line of credit				95,500,000	93,700,000		132,500,000	102,500,000
Line of credit facility, increase (decrease), net				30,000,000
Secured Debt [Member] | Minimum [Member]
Subsequent Event [Line Items]
Debt instrument, periodic payment, principal	$ 2,800,000				1,200,000
Secured Debt [Member] | Maximum [Member]
Subsequent Event [Line Items]
Debt instrument, periodic payment, principal	$ 3,300,000				2,400,000
Revolving Credit Facility [Member]
Subsequent Event [Line Items]
Line of credit facility, current borrowing capacity							$ 5,000,000	5,000,000
Long-term line of credit				$ 0	$ 0			$ 0
Subsequent Event [Member]
Subsequent Event [Line Items]
Line of credit facility, current borrowing capacity		$ 137,500,000	$ 137,500,000
Dividends, cash		48,000,000
Subsequent Event [Member] | Minimum [Member]
Subsequent Event [Line Items]
Debt instrument, periodic payment, principal			1,660,000
Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Debt instrument, periodic payment, principal			3,310,000
Subsequent Event [Member] | Secured Debt [Member]
Subsequent Event [Line Items]
Long-term line of credit		132,500,000	132,500,000
Line of credit facility, increase (decrease), net		30,000,000	30,000,000
Subsequent Event [Member] | Revolving Credit Facility [Member]
Subsequent Event [Line Items]
Line of credit facility, current borrowing capacity		$ 5,000,000	$ 5,000,000
Base Rate [Member] | Secured Debt [Member]
Subsequent Event [Line Items]
Debt instrument, basis spread on variable rate						3.61%
Base Rate [Member] | Secured Debt [Member] | Minimum [Member]
Subsequent Event [Line Items]
Debt instrument, basis spread on variable rate				1.50%	1.75%
Base Rate [Member] | Secured Debt [Member] | Maximum [Member]
Subsequent Event [Line Items]
Debt instrument, basis spread on variable rate				2.25%	2.50%
Base Rate [Member] | Subsequent Event [Member] | Secured Debt [Member] | Minimum [Member]
Subsequent Event [Line Items]
Debt instrument, basis spread on variable rate		1.50%
Base Rate [Member] | Subsequent Event [Member] | Secured Debt [Member] | Maximum [Member]
Subsequent Event [Line Items]
Debt instrument, basis spread on variable rate		2.25%
London Interbank Offered Rate (LIBOR) [Member] | Secured Debt [Member]
Subsequent Event [Line Items]
Debt instrument, basis spread on variable rate						3.61%
London Interbank Offered Rate (LIBOR) [Member] | Secured Debt [Member] | Minimum [Member]
Subsequent Event [Line Items]
Debt instrument, basis spread on variable rate				2.50%	2.75%
London Interbank Offered Rate (LIBOR) [Member] | Secured Debt [Member] | Maximum [Member]
Subsequent Event [Line Items]
Debt instrument, basis spread on variable rate				3.25%	3.50%
London Interbank Offered Rate (LIBOR) [Member] | Subsequent Event [Member] | Secured Debt [Member] | Minimum [Member]
Subsequent Event [Line Items]
Debt instrument, basis spread on variable rate		2.50%
London Interbank Offered Rate (LIBOR) [Member] | Subsequent Event [Member] | Secured Debt [Member] | Maximum [Member]
Subsequent Event [Line Items]
Debt instrument, basis spread on variable rate		3.25%